Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of outstanding debt obligation
The Company’s outstanding debt obligations consisted of the following:

	December 31,
	2021	2020
Dutch Landlord Loan	$—	$163
Term Loan	—	3,423
Convertible Promissory Notes	—	5,000
PPP Loan	—	1,982

	—	10,568
Less: current portion	—	(8,332)

Long-term debt	$—	$2,236